UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

                        Name:                  W.P. Stewart & Co., Ltd.
                        Address:               Trinity Hall
                                               43 Cedar Avenue, P.O. Box HM 2905
                                               Hamilton, Bermuda HM LX
                        Form 13F File Number:  28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seth L. Pearlstein
Title:   General Counsel
Phone:   212-750-8585

Signature,                     Place,                and Date of Signing:

/s/ Seth L. Pearlstein         New York, NY          8 August 2008
----------------------         ------------          -----------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)


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

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                           ---------------------
Form 13F Information Table Entry Total:                       31
                                           ---------------------
Form 13F Information Table Value Total:               $2,048,268
                                           ---------------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

                               TITLE OF                   VALUE    SHARES/  SH/ PUT/  INVSTMT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER              CLASS          CUSIP     (x$1000)  PRN AMT  PRN CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
-----------------------        --------       --------   --------  -------  --- ----  -------  --------   ------  --------  ------
ADOBE SYS INC COM              COMMON STOCK   00724F101     86687  2200730  SH          SOLE              2200730
AMERICAN EXPRESS CO COM        COMMON STOCK   025816109    105760  2807544  SH          SOLE              2807544
AUTOMATIC DATA PROCESSING INC  COMMON STOCK   053015103    126489  3018809  SH          SOLE              3018809
BECTON DICKINSON & CO COM      COMMON STOCK   075887109    127013  1562283  SH          SOLE              1562283
BOEING CO COM                  COMMON STOCK   097023105       657    10000  SH          SOLE                10000
DISNEY WALT CO COM DISNEY      COMMON STOCK   254687106     90477  2899882  SH          SOLE              2899882
EBAY INC COM                   COMMON STOCK   278642103      1500    54900  SH          SOLE                54900
FASTENAL CO COM                COMMON STOCK   311900104     98442  2280865  SH          SOLE              2280865
GENERAL ELECTRIC CO COM        COMMON STOCK   369604103     23000   861751  SH          SOLE               861751
ICICI BK LTD ADR               COMMON STOCK   45104G104       310    10780  SH          SOLE                10780
JOHNSON & JOHNSON COM          COMMON STOCK   478160104      1069    16610  SH          SOLE                16610
KELLOGG CO COM                 COMMON STOCK   487836108     15279   318193  SH          SOLE               318193
MASTERCARD INC CL A            COMMON STOCK   57636Q104    125744   473578  SH          SOLE               473578
MCGRAW HILL COS INC COM        COMMON STOCK   580645109     52716  1313955  SH          SOLE              1313955
MICROSOFT CORP COM             COMMON STOCK   594918104       531    19300  SH          SOLE                19300
MOODYS CORP COM                COMMON STOCK   615369105       214     6225  SH          SOLE                 6225
PAYCHEX INC COM                COMMON STOCK   704326107    102021  3261549  SH          SOLE              3261549
PEPSICO INC COM                COMMON STOCK   713448108    134301  2111989  SH          SOLE              2111989
POLO RALPH LAUREN CORP CL A    COMMON STOCK   731572103     91502  1457500  SH          SOLE              1457500
PROCTER & GAMBLE CO COM        COMMON STOCK   742718109    153404  2522667  SH          SOLE              2522667
QUALCOMM INC COM               COMMON STOCK   747525103     91781  2068518  SH          SOLE              2068518
SCHEIN HENRY INC COM           COMMON STOCK   806407102     97163  1884098  SH          SOLE              1884098
SCHLUMBERGER LTD COM           COMMON STOCK   806857108       553     5150  SH          SOLE                 5150
SCHWAB CHARLES CORP NEW COM    COMMON STOCK   808513105    142493  6937384  SH          SOLE              6937384
STAPLES INC COM                COMMON STOCK   855030102     94367  3973374  SH          SOLE              3973374
STRYKER CORP COM               COMMON STOCK   863667101     10406   165490  SH          SOLE               165490
TARGET CORP COM                COMMON STOCK   87612E106     95810  2060867  SH          SOLE              2060867
UNITED TECHNOLOGIES CORP COM   COMMON STOCK   913017109    112044  1815950  SH          SOLE              1815950
WALGREEN CO COM                COMMON STOCK   931422109     61232  1883471  SH          SOLE              1883471
WRIGLEY WM JR CO COM           COMMON STOCK   982526105       521     6700  SH          SOLE                 6700
WYETH COM                      COMMON STOCK   983024100      4781    99695  SH          SOLE                99695

                                                          2048268           No. of Other Managers       0